CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Gross revenue		$ 214.8	$ 193.8	$ 556.0	$ 529.3
Cost of sales		163.3	147.2	427.7	400.5
Gross profit		51.5	46.6	128.3	128.8
General and administrative expenses		35.5	37.5	147.0	90.1
Depreciation and amortization expense		16.2	10.1	37.1	29.7
Professional fees		2.9	3.3	5.8	7.1
Advertising and marketing expenses		0.8	1.6	2.9	4.4
Restructuring expenses		0.1	3.4	0.4	3.7
Other operating (income) expense, net				(12.4)
Total operating expenses		55.5	55.9	180.8	135.0
Loss from operations		(4.0)	(9.3)	(52.5)	(6.2)
Loss on extinguishment of debt				(7.1)
Other income, net		0.5	0.1	0.6	1.0
Interest expense		(7.1)	(12.9)	(32.1)	(38.1)
Loss before income taxes		(10.6)	(22.1)	(91.1)	(43.3)
Income tax benefit (provision)		0.7	(0.5)	1.0	(1.0)
Net loss	[1]	(9.9)	$ (22.6)	(90.1)	$ (44.3)
Net loss attributable to noncontrolling interests	[2]	(4.9)		(5.9)
Net loss attributable to Shift4 Payments, Inc.	[3]	$ (5.0)		$ (84.2)
Class A Common Stock
Basic and diluted net loss per share:
Basic and diluted net loss per share		$ (0.12)		$ (0.15)
Weighted average common stock outstanding		23,309,247		22,363,399
Class C Common Stock
Basic and diluted net loss per share:
Basic and diluted net loss per share		$ (0.12)		$ (0.15)
Weighted average common stock outstanding		19,222,017		19,424,100

[1]	Net loss is equal to comprehensive loss.
[2]	Net loss attributable to noncontrolling interests is equal to comprehensive loss attributable to noncontrolling interests.
[3]	Net loss attributable Shift4 Payments, Inc. is equal to comprehensive loss attributable to Shift4 Payments, Inc.